Commitments and Contingencies, detail (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 193,106
Year 2	33,839
Year 3	9,479
Year 4	9,453
Year 5	5,491
Total	$ 251,368